Federated Hermes Municipal Obligations Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Capital Shares [Member] | CAP
Prospectus [Line Items]
Average Annual Return, Percent	3.43%	1.67%	1.20%